Note 2 - Risks and Uncertainties	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Nature of Operations [Text Block]
2.	Risks and Uncertainties

The Company operates in a highly regulated and competitive environment. The development, manufacturing and marketing of pharmaceutical products require approval from, and are subject to ongoing oversight by, the Food and Drug Administration (“FDA”) in the United States, the Therapeutic Goods Administration (“TGA”) in Australia, the European Medicines Agency (“EMA”) in the European Union, and comparable agencies in other countries. Obtaining approval for a new pharmaceutical product is never certain, may
take many years, and is normally expected to involve substantial expenditures.

We have incurred losses of
$46.0
million since our inception in
2011.
For the year ended
December 31, 2020
we incurred a net loss and negative cash flows from operating activities of
$4.8
million and
$3.9
million, respectively. We expect to incur substantial losses for the foreseeable future, which will continue to generate negative net cash flows from operating activities, as we continue to pursue research and development activities and the clinical development of our primary product candidate, SBP-
101.
As of
December 31, 2020,
we had cash of
$9.0
million, working capital (defined as current assets less current liabilities) of
$8.4
million and stockholders' equity of
$8.4
million. The Company's principal sources of cash have included the issuance of equity securities and convertible debt.

The accompanying Consolidated Financial Statements have been prepared assuming that we will continue as a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business and do not
include any adjustments relating to the recoverability or classification of assets or the amounts of liabilities that might result from the outcome of these uncertainties. Our ability to continue as a going concern, realize the carrying value of our assets and discharge our liabilities in the ordinary course of business is dependent upon a number of factors, including our ability to obtain additional financing, the success of our development efforts, our ability to obtain marketing approval for our initial product candidate, SBP-
101,
in the United States, Australia, the European Union or other markets and ultimately our ability to market and sell our initial product candidate. These factors, among others, raise substantial doubt about our ability to continue operations as a going concern.

In
March 2020,
the World Health Organization declared the spread of a novel strain of coronavirus (“COVID-
19”
) a global pandemic. Actions have been taken by federal, state and local governmental authorities to combat the spread of COVID-
19,
including through issuances of “stay-at-home” directives and similar mandates for many individuals to substantially restrict daily activities and for many businesses to curtail or cease normal operations. These measures, while intended to protect human life, have led to significantly reduced economic activity. At the end of
2020
two
vaccines became available although they are
not
yet in wide distribution. While many state and local authorities have started to reopen businesses, others have adopted additional measures to mitigate COVID-
19
and the rapid development and uncertainty of the situation continues to preclude any prediction as to the ultimate impact COVID-
19
will have on the Company's business, financial condition, results of operation and cash flows, which will depend largely on future developments directly or indirectly relating to the duration and scope of the COVID-
19
outbreak in the United States and Australia. During
April 2020,
we initiated a temporary pause in the enrollment of new patients in our clinical trial. After six
weeks, we reauthorized our clinical sites to resume recruitment and enrollment of patients in the clinical trial. We continued to treat patients already enrolled throughout the temporary pause in enrollment. New enrollments were not
interrupted again once the temporary pause was lifted in
May 2020,
and the enrollment in this study was completed in the
fourth
quarter
2020.
The Company also experienced a brief delay in the manufacturing of the active product ingredient. As we have adequate supply of drug product, there was no
disruption in supply for our clinical or preclinical testing. The Company's administrative operations have been decentralized since inception so the Company experienced no
administrative disruptions or additional costs due to the pandemic or related restrictions.